Provisions	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions	Provisions

	As at 30.06.24	As at 31.12.23
	£m	£m
Customer redress	204	295
Legal, competition and regulatory matters	95	99
Redundancy and restructuring	241	397
Undrawn contractually committed facilities and guarantees	474	504
Sundry provisions	278	289
Total	1,292	1,584